Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended
	Jan. 19, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 13, 2021	Jun. 30, 2019
Related Party Transaction [Line Items]
Accounts payable, due to related party		$ 303		$ 303		$ 147		$ 147
Loss of change in fair value of the instrument				(156)
PureTech
Related Party Transaction [Line Items]
Principal amount									$ 15,000
Repayment of debt	$ 15,200
PureTech | Management Services Expenses
Related Party Transaction [Line Items]
Research and development, including related party expenses		100	$ 100		$ 200
Accounts payable, due to related party		100		100		100		100
Notes payable						15,100		15,100
Loss of change in fair value of the instrument				100
PureTech | Royalty Expense
Related Party Transaction [Line Items]
Research and development, including related party expenses		$ 200	$ 100	300	$ 100
SSD2
Related Party Transaction [Line Items]
Principal amount									12,000
Loss of change in fair value of the instrument				$ 100
Repayment of debt	$ 12,100
SSD2 | Management Services Expenses
Related Party Transaction [Line Items]
Notes payable						12,100		12,100
Gelesis
Related Party Transaction [Line Items]
Research and development, including related party expenses						447	$ 108
Accounts payable, due to related party						147	93	147
Principal amount						37,081		37,081
Received from equity investment										$ 17,374
Gelesis | PureTech
Related Party Transaction [Line Items]
Principal amount									15,000
Gelesis | PureTech | Management Services Expenses
Related Party Transaction [Line Items]
Research and development, including related party expenses								500
Accounts payable, due to related party						100	100	100
Notes payable						15,100		15,100
Gelesis | PureTech | Royalty Expense
Related Party Transaction [Line Items]
Research and development, including related party expenses						200	$ 100
Gelesis | SSD2
Related Party Transaction [Line Items]
Principal amount									$ 12,000
Gelesis | SSD2 | Management Services Expenses
Related Party Transaction [Line Items]
Notes payable						$ 12,100		$ 12,100